Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Weighted Average Remaining Lease Terms And Discount Rate [Abstract]
weighted average remaining lease term (years)	1 year 7 months 6 days	1 year 5 months 1 day
weighted average discount rate	13.00%	13.00%
Components of lease expense:
Operating lease cost	$ 56	$ 54
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	56	54
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 62		$ 120